INVENTORIES	9 Months Ended
Sep. 30, 2016
Inventories [Abstract]
Inventories
NOTE 4 – Inventories:

Inventories consisted of the following:
	September 30,	December 31,
	2016	2015

	U.S. $ in millions

Finished products	$2,832	$2,050
Raw and packaging materials	1,671	1,195
Products in process	637	535
Materials in transit and payments on account	209	186

	$5,349	$3,966